Assets held for sale and liabilities directly associated with assets held for sale	12 Months Ended
Dec. 31, 2022
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale and liabilities directly associated with assets held for sale

25 Assets held for sale and liabilities directly associated with assets held for sale

As of December 31, 2022, assets held for sale of €264 million (€263 million at 31 December 2021) and directly associated liabilities of €108 million (€124 million at 31 December 2021) mainly related to: (i) the agreement with Snam SpA relating to the sale of 49.9% stake in the consolidated subsidiary Eni Corridor Srl which owns (directly and indirectly) the stakes in the companies that manage the two groups of international pipelines linking Algeria to Italy, in particular onshore pipelines which extend from the Algerian and Tunisian border to the Tunisian coast (the so-called TTPC pipeline), and the offshore pipelines linking the Tunisian coast to Italy (the so-called TMPC pipeline). The consolidated entities covered by the agreement are Eni Corridor Srl, Trans Tunisian Pipeline Co SpA, Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA, Société de Service du Gazoduc Transtunisien SA - Sergaz SA and Transmediterranean Pipeline Co Ltd. The carrying amount of assets held for sale and liabilities directly associated amounted to €211 million (of which current assets €72 million) and €98 million (of which current liabilities €86 million); (ii) the agreement for the sale of the exploration activities in Gabon conducted by the consolidated entity Eni Gabon SA with non-significant carrying amounts.

During the year, assets indicated in the 2021 financial statements have been sold, and related to: (i) assets in Pakistan described in note 5 – Business combinations and other significant transactions; (ii) the investment Gas Distribution Company of Thessaloniki – Thessaly SA (EDA Thess) operating in the gas distribution business in Greece, sold to Depa Infrastructure, a company of Italgas Group for €165 million with a capital gain of €30 million.